PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited)
1
Voya Target
Retirement 2030 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 35.0%
54,870  iShares Core S&P Mid-
Cap ETF
$ 4,134,454
2.0
188,255  iShares Core U.S.
Aggregate Bond ETF
18,337,920
8.9
228,510  Schwab U.S. TIPS
ETF
5,920,694
2.8
174,001  SPDR Portfolio High
Yield Bond ETF
4,062,923
2.0
298,270  Vanguard FTSE
Developed Markets
ETF
21,749,848
10.5
102,142  Vanguard FTSE
Emerging Markets ETF
6,181,634
3.0
111,795  Vanguard Long-Term
Treasury ETF
5,922,899
2.9
126,974  Vanguard Total
International Bond ETF
6,037,614
2.9
Total Exchange-Traded
Funds
(Cost $65,934,712)
72,347,986
35.0
MUTUAL FUNDS : 64.8%
Affiliated Investment Companies : 30.4%
4,301,192  Voya Intermediate
Bond Fund - Class R6
36,904,228
17.9
158,725  Voya MI Dynamic
Small Cap Fund
- Class R6
2,638,005
1.3
1,112,885  Voya Multi-Manager
International Equity
Fund - Class I
14,779,118
7.1
443,763  Voya Short Duration
Bond Fund - Class R6
4,113,684
2.0
27,756  Voya Small Cap
Growth Fund - Class
R6
1,497,429
0.7
168,721  Voya VACS Series
EME Fund
2,988,050
1.4
62,920,514
30.4
Unaffiliated Investment Companies : 34.4%
265,461  Fidelity 500 Index
Fund
71,000,219
34.4
Total Mutual Funds
(Cost $118,147,126)
133,920,733
64.8
Total Long-Term
Investments
(Cost $184,081,838)
206,268,719
99.8
Total Investments in
Securities
(Cost $184,081,838) $ 206,268,719 99.8
Assets in Excess of
Other Liabilities 447,885 0.2
Net Assets $ 206,716,604 100.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)
2
Voya Target
Retirement 2030 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 72,347,986 $ — $ — $ 72,347,986
Mutual Funds 133,920,733 — — 133,920,733
Total Investments, at fair value $ 206,268,719 $ — $ — $ 206,268,719
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2026
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 35,359,707 $ 3,653,186 $ (1,467,805) $ (640,860) $ 36,904,228 $ 454,476 $ (36,550) $ —
Voya MI Dynamic Small Cap Fund
- Class R6
2,517,659 95,153 (57,830) 83,023 2,638,005 — 8,432 —
Voya Multi-Manager International
Equity Fund - Class I
11,956,722 3,333,100 (740,320) 229,616 14,779,118 — 187,345 —
Voya Short Duration Bond Fund -
Class R6
4,058,594 183,019 (107,776) (20,153) 4,113,684 46,489 (1,757) —
Voya Small Cap Growth Fund -
Class R6
1,507,615 57,092 (29,449) (37,829) 1,497,429 — 10,308 —
Voya VACS Series EME Fund
2,975,879 342,556 (187,101) (143,284) 2,988,050 — 51,442 —
$ 58,376,176 $ 7,664,106 $ (2,590,281) $ (529,487) $ 62,920,514 $ 500,965 $ 219,220 $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 23,893,256
Gross Unrealized Depreciation (1,706,375)
Net Unrealized Appreciation $ 22,186,881